OMB Number: 3235-0675

E a bUNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

NEW RESIDENTIAL FUNDING 2023-1 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:           0001974239

NEW RESIDENTIAL MORTGAGE LOAN TRUST 2023-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Philip Sivin, 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW RESIDENTIAL FUNDING 2023-1 LLC

Date: April 25, 2023	By:	/s/ Nicola Santoro, Jr.
		Name:	Nicola Santoro, Jr.
		Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 – Loan Level Report

Schedule 2 – Data Compare

Schedule 3 – Legacy Comment Report

Schedule 4 – Payment History Report

99.2 - Third Party Due Diligence Report - Recovco Executive Summary

Schedule 1 - Valuation Summary

Schedule 2 – Credit Rating Agency Grades Report

Schedule 3 – Compliance Rating Agency Grades Report

Schedule 4 – Legacy Rating Agency Grades Report

Schedule 5 – Credit Data Compare Report

Schedule 6 – Compliance Data Compare Report

Schedule 7 – Payment History Report

Schedule 8– Servicing Report

Schedule 9 – Credit Loan Level Report

Schedule 10 – Compliance Loan Level Report

Schedule 11 – Legacy Loan Level Report

99.3 - Third Party Due Diligence Report - Clayton Executive Summary

Schedule 1 – Credit Valuations Report

Schedule 2 – Credit Loan Grades Report

Schedule 3 – Compliance Loan Grades Report

Schedule 4 – SnD Pay History Report

Schedule 5 – Legacy Pay History Report

Schedule 6 – Credit Tape Compare Report

Schedule 7 – Compliance Tape Compare Report

Schedule 8 –Credit Conditions Level Report

Schedule 9 – Compliance Exceptions

Schedule 10 – Servicing Comments Report